Accounting policies - Leases (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020	Jun. 30, 2019
Leases
Incremental borrowing rate (as a percent)						2.22%
Right-of-use assets	£ 5,168		£ 5,168
Lease liability recognized as at 1 July 2019	5,248		5,248
Operating profit	36,487	£ 43,994	47,454	£ 57,868
Profit before tax	£ 51,745	£ 37,648	£ 54,274	£ 46,396
Increase (decrease) due to adoption of IFRS 16
Leases
Right-of-use assets						£ 6,000
Operating lease commitments disclosed as at 30 June 2019						8,087
Discounted using the Group's incremental borrowing rate as at 1 July 2019						6,246
Less short term leases not recognized as a liability						(270)
Lease liability recognized as at 1 July 2019						£ 5,976
Increase (decrease) due to adoption of IFRS 16 | Forecast
Leases
Operating profit					£ 100
Profit before tax					£ (100)